                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [ ] Amendment Number:
                                                        --------
This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number:          28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.          New York, NY              November 14, 2011
--------------------------    --------------------         -------------------
      (Signature)                (City, State)                   (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------
Form 13F Information Table Entry Total:      14
                                        -------
Form 13F Information Table Value Total: 649,773 (thousands)
                                        -------

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1                      Column 2     Column 3   Column 4          Column 5           Column 6  Column 7        Column 8
------------------------- ---------------- --------- ---------- ------------------------- ---------- -------- ----------------------
                                                                         Shrs or                                 Voting Authority
                                                       Value    ------------------------- Investment  Other   ----------------------
Name of Issuer             Title of Class    Cusip   (X $1,000) prn amt   SH/PRN Put/Call Discretion Managers   Sole    Shared  None
------------------------- ---------------- --------- ---------- --------- ------ -------- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD  USD UNRS SHS     G10082140    2,157     100,428   SH               SOLE               100,428       0  0
ENERGY XXI (BERMUDA) LTD  USD UNRS SHS     G10082140    9,666     450,000   SH              OTHER                     0 450,000  0
ASBURY AUTOMOTIVE GROUP
 INC                      COM              043436104   60,787   3,686,273   SH               SOLE             3,686,273       0  0
ATLAS PIPELINE
 PARTNERS LP              UNIT L P INT     049392103   29,870   1,000,000   SH               SOLE             1,000,000       0  0
BLUEKNIGHT ENERGY
 PARTNERS L               COM UNIT         09625U109   22,356   3,576,944   SH               SOLE             3,576,944       0  0
DINEEQUITY INC            COM              254423106   96,701   2,512,356   SH               SOLE             2,512,356       0  0
DOMINOS PIZZA INC         COM              25754A201   88,966   3,264,792   SH               SOLE             3,264,792       0  0
ECHOSTAR CORP             CL A             278768106   78,252   3,460,950   SH               SOLE             3,460,950       0  0
FUTUREFUEL CORPORATION    COM              36116M106   37,440   3,600,000   SH               SOLE             3,600,000       0  0
MACQUARIE INFRASTR CO LLC MEMBERSHIP INT   55608B105   79,254   3,531,800   SH               SOLE             3,531,800       0  0
SCHOOL SPECIALTY INC      COM              807863105   19,853   2,784,500   SH               SOLE             2,784,500       0  0
SUNSTONE HOTEL INVS
 INC NEW                  COM              867892101   22,240   3,908,557   SH               SOLE             3,908,557       0  0
TYLER TECHNOLOGIES INC    COM              902252105   34,275   1,355,800   SH               SOLE             1,355,800       0  0
WRIGHT EXPRESS CORP       COM              98233Q105   67,956   1,786,423   SH               SOLE             1,786,423       0  0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.